Inventories	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventories [Abstract]
INVENTORIES

5.      INVENTORIES

Inventories consist of the following:

	December 31, 2023	June 30, 2023
	US$	US$
Raw materials	9,280,526	10,477,155
Finished goods	871,588	634,752
Packaging material	26,152	25,606
	10,178,266	11,137,513

5.      INVENTORIES

Inventories consist of the following:

	June 30, 2023	June 30, 2022
	US$	US$
Raw materials	10,477,155	10,699,515
Finished goods	634,752	319,600
Packaging material	25,606	27,722
	11,137,513	11,046,837

5.      INVENTORIES

Inventories consist of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Raw materials	10,699,515	1,551,440
Finished goods	319,600	336,604
Packaging material	27,722	28,529
	11,046,837	1,916,573